Preferred Stock (Number of Shares of Preferred Stock Issued and Outstanding) (Detail) - shares	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Class of Stock [Line Items]
Net change	(156,001,000)
Outstanding at end of fiscal year		156,001,000	156,001,000
Class 5 Preferred Stock [Member]
Class of Stock [Line Items]
Net change	(156,000,000)
Outstanding at end of fiscal year		156,000,000	156,000,000
Class 11 Preferred Stock [Member]
Class of Stock [Line Items]
Net change	(1,000)
Outstanding at end of fiscal year		1,000	1,000